Note 5 - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss [Text Block]

Note E – Accumulated Other Comprehensive Loss

The reclassifications out of accumulated other comprehensive loss as reported in the Consolidated Statements of Income are:

Pension and other post retirement benefits:	2014	2013	2012
Recognized actuarial loss (a)	$483	$1,357	$1,794
Settlement loss (b)	-	2,756	1,940
Settlement loss (c)	-	1,413	995
Total before income tax	483	5,526	4,729
Income tax	(177)	(2,006)	(1,494)
Net of income tax	$306	$3,520	$3,235

(a)	The recognized actuarial loss is included in the computation of net periodic benefit cost. See Note G for additional details.

(b)	This portion of the settlement loss is included in cost of products sold in the Consolidated Statements of Income.

(c)	This portion of the settlement loss is included in selling, general and administrative expenses in the Consolidated Statements of Income.

The components of accumulated other comprehensive loss as reported in the Consolidated Balance Sheets are:

	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2012	$(118)	$(15,926)	$(16,044)
Reclassifications adjustments	-	4,729
Current period credit (charge)	437	(5,716)	(550)
Income tax benefit	-	312	312
Balance at December 31, 2012	319	(16,601)	(16,282)
Reclassifications adjustments	-	5,526
Current period (charge) credit	(1,381)	8,925	13,070
Income tax charge	-	(5,249)	(5,249)
Balance at December 31, 2013	(1,062)	(7,399)	(8,461)
Reclassifications adjustments	-	483	483
Current period charge	(3,276)	(9,294)	(12,087)
Income tax benefit	-	3,222	3,222
Balance at December 31, 2014	$(4,338)	$(12,988)	$(17,326)